UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q
(AMENDED)

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Address of principal executive offices)

(Zip code)

MP 63 Fund Inc.

555 Theodore Fremd Ave., Suite B-103

Rye, NY 10580

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 28

Date of reporting period: May 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The MP63 Fund, Inc.

Schedule of Investments
May 31, 2007 (Unaudited)
Shares/Principal Amount - % of Assets		Market Value

COMMON STOCKS

Automotive Parts- Retail/Wholesale - 0.84%
7,233	Genuine Parts Co.	371,198

Banks- Money Center - 2.13%
18,572	Bank of America Corp.	941,786

Banks - Regional - 2.99%
17,899	BB&T Corp.	753,727
16,430	National City Corp.	568,314
		1,322,041

Beverages- Alcoholic/Soft Drink - 2.28%
12,410	Anheuser-Busch Companies, Inc.	661,949
6,542	Coca-Cola Co.	346,661
		1,008,610

Building Products- Retail/Wholesale - 1.49%
6,969	Black & Decker Corp.	658,083

Business Services - 0.07%
2,000	Servicemaster Co.	30,960

Chemicals- Diversified - 0.89%
17,295	RPM International, Inc.	392,942

Chemicals - Specialty - 2.53%
16,400	Praxair, Inc.	1,116,676

Commercial Services - 2.17%
300	Diebold, Inc.	14,874
21,900	Ecolab, Inc.	944,985
		959,859

Communications Equipment - 3.25%
52,400	Nokia Corp. ADR	1,434,712

Computer- Mini/Micro - 1.85%
17,881	Hewlett-Packard Co.	817,341

Containers- Paper/Plastic - 1.03%
13,538	Bemis Co., Inc.	455,283

Cosmetics & Personal Care - 4.64%
25,268	Avon Products, Inc.	970,039
9,436	Colgate-Palmolive Co.	631,835
6,305	Kimberly Clark Corp.	447,403
		2,049,276

Diversified Operations - 5.99%
6,069	3M Co.	533,829
17,681	Corning, Inc. *	442,025
12,300	Fortune Brands, Inc.	993,594
17,993	General Electric Co.	676,177
		2,645,625

Electronic Equipment - 1.37%
12,500	Emerson Electric Co.	605,625

Electronic- Semiconductors - 1.61%
32,020	Intel Corp.	710,204

Finance- Investment Management - 2.66%
8,655	Franklin Resources, Inc.	1,174,830

Financial Services - 6.67%
21,998	Countrywide Financial Corp.	856,602
15,738	H&R Block, Inc.	372,833
42,535	Paychex, Inc.	1,718,414
		2,947,849
Food- Miscellaneous Preparation - 3.12%
14,540	ConAgra Foods, Inc.	370,770
13,595	Hormel Foods Corp.	509,133
8,540	Wrigley Co.	500,444
		1,380,347

Insurance- Life/Property/Casual - 4.22%
27,620	AFLAC, Inc.	1,459,993
7,430	Travelers Companies, Inc.	402,483
		1,862,476

Leisure Products - 1.80%
14,400	Polaris Industries, Inc.	793,296

Machinery- Electrical Equipment - 4.70%
9,700	Dover Corp.	485,486
11,229	Johnson Controls, Inc.	1,231,821
11,100	Tennant Co.	360,972
		2,078,279

Manufacturing - 2.95%
13,922	Illinois Tool Works, Inc.	733,968
11,072	Ingersoll-Rand Co.	568,326
		1,302,294
Medical Instruments/Products - 2.93%
24,351	Medtronic, Inc.	1,294,743

Medical Drugs - 4.88%
10,768	Abbott Laboratories	606,777
13,164	Johnson & Johnson	832,886
26,100	Pfizer, Inc.	717,489
		2,157,152

Metal Mining - 0.06%
335	Freeport McMoran Copper, Inc.	26,365

Mining & Quarrying of Nonmetallic Minerals - 0.95%
16,800	Amcol International Corp.	417,816

Motor Vehicles and Passenger Car Bodies - 0.77%
2,800	Toyota Motor Corp. ADR	338,128

Natural Gas Transmission & Distribution - 0.03%
500	Spectra Energy Corp.	13,316

Office Equipment & Supplies - 0.06%
600	Pitney Bowes, Inc.	28,650

Oil & Gas- International - 3.62%
11,010	BP Plc ADR	737,780
10,349	Exxon Mobil Corp.	860,726
		1,598,506

Paper & Paper Products - 0.42%
4,774	International Paper Co.	186,998

Publishing- Books/News/Periodicals - 0.71%
5,345	Gannett Company, Inc.	314,393

Retail- Apparel/Shoes - 1.26%
21,249	Limited Brands, Inc.	557,786

Retail- Food & Restaurant - 0.07%
407	Tim Hortons, Inc.	12,670
500	Wendy's International, Inc.	20,065
		32,735

Retail/Wholesale- Building Products - 1.29%
14,666	Home Depot, Inc.	570,068

Services-Prepackaged Software 3.72%
53,600	Microsoft Corp.	1,644,984

State Commercial Banks - 1.85%
47,500	Popular, Inc.	817,475

Telecommunications Services - 2.11%
11,319	Centurytel, Inc.	559,385
9,002	AT&T Corp.	372,143
		931,528

Textile- Apparel/Mill Products - 1.46%
6,855	VF Corp.	642,862

Transportation- Equipment/Leasing - 0.71%
5,848	Ryder Systems, Inc.	315,324

Transportation- Railroads - 0.97%
3,552	Union Pacific Corp.	428,656

Utility- Electric - 5.53%
14,703	Duke Energy Corp.	287,297
9,154	Edison International, Inc.	533,404
6,300	FPL Group, Inc.	402,759
39,600	MDU Resources Group, Inc.	1,200,276
1,200	Teco Energy, Inc.	21,072
		2,444,807

Utility-Gas Distribution - 2.09%
12,061	National Fuel Gas Co.	549,499
8,811	SCANA Corp.	373,498
		922,997

Utility- Water - 2.79%
53,683	Aqua America, Inc.	1,227,193

Total for Common Stock (Cost $33,618,519) - 99.53%		$ 43,972,069

Cash & Equivalents - 0.18%
82,493	SEI Daily Income Trust Government B 4.81**	82,493
	(Cost $82,493)

	Total Investments - 99.71%	44,054,562
	(Cost $33,701,012)

	Other Assets Less Liabilities - 0.29%	126,164

	Net Assets - 100.00%	$ 44,180,726

* Non-income producing security.
** Variable Rate Security; The Coupon Rate shown represents the rate at May 31, 2007.
ADR- American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
The MP63 Fund
1. SECURITY TRANSACTIONS

At May 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $33,701,012 amounted to $10,353,550 which consisted of aggregate gross unrealized appreciation of  $11,149,001 and aggregate gross unrealized depreciation of $795,451.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

Date July 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

Date July 11, 2007

By /s/David Fish

*David Fish

Treasurer

Date July 11, 2007

* Print the name and title of each signing officer under his or her signature.